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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------------------
      This Amendment (Check only one.):        [ ] is a restatement.
                                               [ ] adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         Investor AB
Address:      Arsenalsgatan 8C, S-103, 32
              Stockholm, Sweden

Form 13F File Number:  28-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Mr. Michael Oporto                 Mr. Henry Gooss
Title:                 Attorney-in-Fact                   Attorney-in-Fact
Phone:                 (212) 515-9000                     (212) 515-9000

Signature, Place, and Date of Signing:

/s/  Michael Oporto         New York, New York         November 5, 2002
-------------------         ------------------         -----------------
(Signature)                (City, State)                 (Date)

/s/ Henry Gooss             New York, New York         November 5, 2002
------------------          ------------------         -----------------
(Signature)                 (City, State)                (Date)

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                                   4
                                                                    --
Form 13F Information Table Entry Total:                             11
                                                                    --
Form 13F Information Table Value Total:                           $128,404
                                                                   -------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.             Form 13F File Number           Name
---             --------------------           ----
1.              Not Known                      Investor Trading AB
2.              Not Known                      Investor Growth Capital Limited
3.              Not Known                      Investor Group, LP
4.              Not Known                      Duba AB



                                                              Investor AB
                                                               Form 13F
                                                   Quarter ended September 30, 2002

------------------------ -------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------------------
                         Title                Value      Shares/      Sh/   Put/   Invstmt      Other           Voting Authority
Name of Issuer           of       CUSIP       (x$10.00)  Prn Amt      Prn   Call   Dscretn      Managers
                         Class
                                                                                                           Sole      Shared    None
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- -------------------------------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
AMKOR TECHNOLOGY INC     COM      031652100       3,570    1,500,000  SH           Defined        2      1,500,000
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
AXCAN PHARMA INC         COM      054923107      31,967    3,333,334  SH           Defined       2, 3    3,333,334
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
EDISON SCHOOLS INC       CL A     281033100         140      423,220  SH           Defined       3, 4      423,220
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
EDT LEARNING INC         COM      26841E107         255      750,000  SH           Defined       2, 3      750,000
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
ESPERION THERAPEUTICS    COM      29664R106       1,661      290,324  SH           Sole                    290,324
INC
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
INTRABIOTICS             COM      46116T100       1,438    3,125,000  SH           Defined       2, 3    3,125,000
PHARMACEUTICALS
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
INTUITIVE SURGICAL INC   COM      46120E107      20,211    2,529,545  SH           Defined       2, 3    2,529,545
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
KYPHON INC               COM      501577100      56,644    4,291,248  SH           Defined       2, 3    4,291,248
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
MEDTRONIC INC            COM      585055106      10,985      260,810  SH           Defined       2, 3      260,810
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
PFIZER INC               COM      717081103         914       31,500  SH           Defined        1         31,500
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
WHIRLPOOL CORP           COM      963320106         619       13,500  SH           Defined        1         13,500
------------------------ -------- ----------- ---------- ------------ ----- ------ ---------- --------------------- ---------------
------------------------ -------------------- ---------- --------- ----------------------------------------------------------------

REPORT SUMMARY           11 DATA RECORDS        128,404            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
------------------------ -------------------- ---------- --------- -----------------------------------------------------------------